Loans and allowance for credit losses (Tables)	6 Months Ended
Apr. 30, 2021
Text Block [Abstract]
Disclosure of Allowance for Credit Losses
Allowance for credit losses

	For the three months ended
	April 30, 2021					April 30, 2020
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$512	$2	$(7)	$(12)	$495	$367	$126	$(8)	$(1)	$484
Personal	1,315	42	(79)	(3)	1,275	940	437	(119)	–	1,258
Credit cards	1,201	17	(81)	(2)	1,135	868	393	(142)	2	1,121
Small business	143	1	(5)	50	189	66	50	(9)	–	107
Wholesale	2,622	(143)	(36)	(132)	2,311	1,191	1,660	(67)	6	2,790
Customers’ liability under acceptances	121	(2)	–	1	120	39	68	–	(2)	105
	$5,914	$(83)	$(208)	$(98)	$5,525	$3,471	$2,734	$(345)	$5	$5,865
Presented as:
Allowance for loan losses	$5,478				$5,146	$3,139				$5,230
Other liabilities – Provisions	309				227	292				529
Customers’ liability under acceptances	121				120	39				105
Other components of equity	6				32	1				1

	For the six months ended
	April 30, 2021					April 30, 2020
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$518	$17	$(14)	$(26)	$495	$402	$119	$(16)	$(21)	$484
Personal	1,309	111	(138)	(7)	1,275	935	558	(230)	(5)	1,258
Credit cards	1,246	42	(150)	(3)	1,135	832	570	(281)	–	1,121
Small business	140	9	(10)	50	189	61	64	(17)	(1)	107
Wholesale	2,795	(154)	(122)	(208)	2,311	1,165	1,762	(108)	(29)	2,790
Customers’ liability under acceptances	107	13	–	–	120	24	82	–	(1)	105
	$6,115	$38	$(434)	$(194)	$5,525	$3,419	$3,155	$(652)	$(57)	$5,865
Presented as:
Allowance for loan losses	$5,639				$5,146	$3,100				$5,230
Other liabilities – Provisions	363				227	295				529
Customers’ liability under acceptances	107				120	24				105
Other components of equity	6				32	–				1

Summary of Allowance for Credit Losses by Stage, for Each Major Product Category
Allowance for credit losses – Retail and wholesale loans

	For the three months ended
	April 30, 2021				April 30, 2020
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$192	$162	$158	$512	$132	$80	$155	$367
Provision for credit losses
Transfers to stage 1	46	(41)	(5)	–	33	(21)	(12)	–
Transfers to stage 2	(4)	4	–	–	(22)	23	(1)	–
Transfers to stage 3	(1)	(14)	15	–	(1)	(7)	8	–
Originations	23	–	–	23	11	–	–	11
Maturities	(10)	(14)	–	(24)	(3)	(4)	–	(7)
Changes in risk, parameters and exposures	(52)	55	–	3	(39)	159	2	122
Write-offs	–	–	(10)	(10)	–	–	(10)	(10)
Recoveries	–	–	3	3	–	–	2	2
Exchange rate and other	(2)	(4)	(6)	(12)	3	(7)	3	(1)
Balance at end of period	$192	$148	$155	$495	$114	$223	$147	$484

Personal
Balance at beginning of period	$476	$721	$118	$1,315	$273	$517	$150	$940
Provision for credit losses
Transfers to stage 1	145	(144)	(1)	–	110	(107)	(3)	–
Transfers to stage 2	(25)	25	–	–	(37)	38	(1)	–
Transfers to stage 3	–	(18)	18	–	(1)	(19)	20	–
Originations	28	–	–	28	28	–	–	28
Maturities	(25)	(42)	–	(67)	(11)	(24)	–	(35)
Changes in risk, parameters and exposures	(108)	140	49	81	(20)	352	112	444
Write-offs	–	–	(112)	(112)	–	–	(148)	(148)
Recoveries	–	–	33	33	–	–	29	29
Exchange rate and other	–	(2)	(1)	(3)	1	–	(1)	–
Balance at end of period	$491	$680	$104	$1,275	$343	$757	$158	$1,258

Credit cards
Balance at beginning of period	$353	$848	$–	$1,201	$174	$694	$–	$868
Provision for credit losses
Transfers to stage 1	152	(152)	–	–	117	(117)	–	–
Transfers to stage 2	(28)	28	–	–	(25)	25	–	–
Transfers to stage 3	–	(76)	76	–	(1)	(94)	95	–
Originations	1	–	–	1	3	–	–	3
Maturities	(2)	(7)	–	(9)	(4)	(6)	–	(10)
Changes in risk, parameters and exposures	(149)	168	6	25	(20)	373	47	400
Write-offs	–	–	(121)	(121)	–	–	(173)	(173)
Recoveries	–	–	40	40	–	–	31	31
Exchange rate and other	(1)	–	(1)	(2)	2	–	–	2
Balance at end of period	$326	$809	$–	$1,135	$246	$875	$–	$1,121

Small business
Balance at beginning of period	$74	$33	$36	$143	$29	$11	$26	$66
Provision for credit losses
Transfers to stage 1	26	(26)	–	–	4	(4)	–	–
Transfers to stage 2	(5)	5	–	–	(2)	2	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Originations	8	–	–	8	5	–	–	5
Maturities	(5)	(3)	–	(8)	(2)	–	–	(2)
Changes in risk, parameters and exposures	(39)	32	8	1	22	11	14	47
Write-offs	–	–	(7)	(7)	–	–	(10)	(10)
Recoveries	–	–	2	2	–	–	1	1
Exchange rate and other	22	30	(2)	50	–	1	(1)	–
Balance at end of period	$81	$71	$37	$189	$56	$21	$30	$107

Wholesale
Balance at beginning of period	$895	$1,145	$582	$2,622	$300	$407	$484	$1,191
Provision for credit losses
Transfers to stage 1	126	(123)	(3)	–	39	(38)	(1)	–
Transfers to stage 2	(40)	52	(12)	–	(37)	37	–	–
Transfers to stage 3	(1)	(22)	23	–	(1)	(27)	28	–
Originations	153	–	–	153	413	–	–	413
Maturities	(133)	(135)	–	(268)	(34)	(42)	–	(76)
Changes in risk, parameters and exposures	(194)	163	3	(28)	555	463	305	1,323
Write-offs	–	–	(51)	(51)	–	–	(82)	(82)
Recoveries	–	–	15	15	–	–	15	15
Exchange rate and other	(42)	(56)	(34)	(132)	11	7	(12)	6
Balance at end of period	$764	$1,024	$523	$2,311	$1,246	$807	$737	$2,790

	For the six months ended
	April 30, 2021				April 30, 2020
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$206	$160	$152	$518	$146	$77	$179	$402
Provision for credit losses
Transfers to stage 1	120	(110)	(10)	–	60	(39)	(21)	–
Transfers to stage 2	(10)	12	(2)	–	(26)	29	(3)	–
Transfers to stage 3	(1)	(27)	28	–	(2)	(15)	17	–
Originations	53	–	–	53	27	–	–	27
Maturities	(16)	(18)	–	(34)	(7)	(7)	–	(14)
Changes in risk, parameters and exposures	(156)	141	13	(2)	(84)	188	2	106
Write-offs	–	–	(19)	(19)	–	–	(22)	(22)
Recoveries	–	–	5	5	–	–	6	6
Exchange rate and other	(4)	(10)	(12)	(26)	–	(10)	(11)	(21)
Balance at end of period	$192	$148	$155	$495	$114	$223	$147	$484

Personal
Balance at beginning of period	$480	$733	$96	$1,309	$272	$520	$143	$935
Provision for credit losses								–
Transfers to stage 1	342	(340)	(2)	–	229	(226)	(3)	–
Transfers to stage 2	(52)	52	–	–	(56)	57	(1)	–
Transfers to stage 3	(1)	(32)	33	–	(2)	(39)	41	–
Originations	61	–	–	61	53	–	–	53
Maturities	(47)	(69)	–	(116)	(23)	(47)	–	(70)
Changes in risk, parameters and exposures	(290)	338	118	166	(131)	493	213	575
Write-offs	–	–	(206)	(206)	–	–	(297)	(297)
Recoveries	–	–	68	68	–	–	67	67
Exchange rate and other	(2)	(2)	(3)	(7)	1	(1)	(5)	(5)
Balance at end of period	$491	$680	$104	$1,275	$343	$757	$158	$1,258

Credit cards
Balance at beginning of period	$364	$882	$–	$1,246	$173	$659	$–	$832
Provision for credit losses								–
Transfers to stage 1	378	(378)	–	–	235	(235)	–	–
Transfers to stage 2	(58)	58	–	–	(47)	47	–	–
Transfers to stage 3	(2)	(136)	138	–	(1)	(182)	183	–
Originations	3	–	–	3	5	–	–	5
Maturities	(4)	(15)	–	(19)	(5)	(14)	–	(19)
Changes in risk, parameters and exposures	(354)	399	13	58	(114)	600	98	584
Write-offs	–	–	(227)	(227)	–	–	(347)	(347)
Recoveries	–	–	77	77	–	–	66	66
Exchange rate and other	(1)	(1)	(1)	(3)	–	–	–	–
Balance at end of period	$326	$809	$–	$1,135	$246	$875	$–	$1,121

Small business
Balance at beginning of period	$78	$29	$33	$140	$29	$10	$22	$61
Provision for credit losses								–
Transfers to stage 1	39	(39)	–	–	5	(5)	–	–
Transfers to stage 2	(6)	6	–	–	(3)	3	–	–
Transfers to stage 3	–	(1)	1	–	–	(1)	1	–
Originations	17	–	–	17	8	–	–	8
Maturities	(11)	(6)	–	(17)	(3)	(1)	–	(4)
Changes in risk, parameters and exposures	(59)	52	16	9	20	15	25	60
Write-offs	–	–	(14)	(14)	–	–	(20)	(20)
Recoveries	–	–	4	4	–	–	3	3
Exchange rate and other	23	30	(3)	50	–	–	(1)	(1)
Balance at end of period	$81	$71	$37	$189	$56	$21	$30	$107

Wholesale
Balance at beginning of period	$995	$1,132	$668	$2,795	$281	$396	$488	$1,165
Provision for credit losses								–
Transfers to stage 1	255	(252)	(3)	–	66	(64)	(2)	–
Transfers to stage 2	(87)	113	(26)	–	(45)	46	(1)	–
Transfers to stage 3	(2)	(37)	39	–	(2)	(45)	47	–
Originations	360	–	–	360	479	–	–	479
Maturities	(298)	(274)	–	(572)	(77)	(95)	–	(172)
Changes in risk, parameters and exposures	(401)	420	39	58	538	562	355	1,455
Write-offs	–	–	(149)	(149)	–	–	(136)	(136)
Recoveries	–	–	27	27	–	–	28	28
Exchange rate and other	(58)	(78)	(72)	(208)	6	7	(42)	(29)
Balance at end of period	$764	$1,024	$523	$2,311	$1,246	$807	$737	$2,790

Credit Risk Exposure by Internal Risk Rating
The following table presents the gross carrying amount of loans measured at amortized cost, and the full contractual amount of undrawn loan commitments subject to the impairment requirements of IFRS 9. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps for Wholesale and Retail facilities in the Credit risk section of our 2020 Annual Report.

	As at
	April 30, 2021				October 31, 2020
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
Loans outstanding – Residential mortgages
Low risk	$287,863	$2,291	$–	$290,154	$270,396	$2,848	$–	$273,244
Medium risk	14,628	2,685	–	17,313	15,230	3,307	–	18,537
High risk	4,755	1,184	–	5,939	4,346	1,467	–	5,813
Not rated (1)	42,641	1,010	–	43,651	43,176	936	–	44,112
Impaired	–	–	703	703	–	–	638	638
	349,887	7,170	703	357,760	333,148	8,558	638	342,344
Items not subject to impairment (2)				243				253
Total				$358,003				$342,597

Loans outstanding – Personal
Low risk	$69,836	$711	$–	$70,547	$71,245	$1,084	$–	$72,329
Medium risk	3,827	5,187	–	9,014	3,974	5,415	–	9,389
High risk	860	1,347	–	2,207	817	1,416	–	2,233
Not rated (1)	8,370	130	–	8,500	7,704	144	–	7,848
Impaired	–	–	251	251	–	–	212	212
Total	$82,893	$7,375	$251	$90,519	$83,740	$8,059	$212	$92,011

Loans outstanding – Credit cards
Low risk	$11,373	$25	$–	$11,398	$11,824	$63	$–	$11,887
Medium risk	1,455	2,006	–	3,461	1,596	2,360	–	3,956
High risk	137	1,078	–	1,215	132	1,105	–	1,237
Not rated (1)	468	54	–	522	490	56	–	546
Total	$13,433	$3,163	$–	$16,596	$14,042	$3,584	$–	$17,626

Loans outstanding – Small business (3)
Low risk	$7,527	$295	$–	$7,822	$2,034	$172	$–	$2,206
Medium risk	1,611	1,014	–	2,625	1,976	1,143	–	3,119
High risk	306	240	–	546	126	192	–	318
Not rated (1)	3	–	–	3	9	–	–	9
Impaired	–	–	116	116	–	–	90	90
Total	$9,447	$1,549	$116	$11,112	4,145	$1,507	$90	$5,742

Undrawn loan commitments – Retail
Low risk	$224,206	$713	$–	$224,919	$214,176	$887	$–	$215,063
Medium risk	10,350	131	–	10,481	10,402	291	–	10,693
High risk	1,276	116	–	1,392	1,141	129	–	1,270
Not rated (1)	4,733	110	–	4,843	5,238	117	–	5,355
Total	$240,565	$1,070	$–	$241,635	$230,957	$1,424	$–	$232,381

Wholesale – Loans outstanding (3)
Investment grade	$50,970	$265	$–	$51,235	$50,998	$328	$–	$51,326
Non-investment grade	111,018	21,136	–	132,154	112,434	26,575	–	139,009
Not rated (1)	8,292	436	–	8,728	7,093	432	–	7,525
Impaired	–	–	1,707	1,707	–	–	2,235	2,235
	170,280	21,837	1,707	193,824	170,525	27,335	2,235	200,095
Items not subject to impairment (2)				8,603				8,560
Total				$202,427				$208,655

Undrawn loan commitments – Wholesale
Investment grade	$238,391	$164	$–	$238,555	$242,244	$1,022	$–	$243,266
Non-investment grade	105,539	11,242	–	116,781	92,262	21,581	–	113,843
Not rated (1)	3,419	–	–	3,419	3,918	–	–	3,918
Total	$347,349	$11,406	$–	$358,755	$338,424	$22,603	$–	$361,027

(1)	In certain cases where an internal risk rating is not assigned, we use other approved credit risk assessment or rating methodologies, policies and tools to manage our credit risk.
(2)	Items not subject to impairment are loans held at FVTPL.
(3)	Commencing Q2 2021, certain loans are now classified as Retail – Small business and were previously classified as Wholesale, reflecting an alignment with capital measurement and reporting.

Disclosure of Loans Past Due But Not Impaired
Loans past due but not impaired
(1), (2)

	As at
	April 30, 2021			October 31, 2020
(Millions of Canadian dollars)	30 to 89 days	90 days and greater	Total	30 to 89 days	90 days and greater	Total
Retail	$1,007	$158	$1,165	$1,013	$129	$1,142
Wholesale	433	10	443	574	13	587
	$1,440	$168	$1,608	$1,587	$142	$1,729

(1)	Excludes loans less than 30 days past due as they are not generally representative of the borrowers’ ability to meet their payment obligations.
(2)	Loans in our payment deferral programs established to help clients manage through the challenges of the COVID-19 pandemic have been re-aged to current and are not aged further during the deferral period. Subsequent to the payment deferral period, loans will commence re-aging from current. Amounts presented may include loans past due as a result of administrative processes, such as mortgage loans on which payments are restrained pending payout due to sale or refinance, which can fluctuate based on business volumes. Past due loans arising from administrative processes are not representative of the borrowers’ ability to meet their payment obligations.